Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 01, 2014	Mar. 02, 2013
Current
Cash and cash equivalents	$ 1,579	$ 1,549
Short-term investments	950	1,105
Accounts receivable, net	972	2,353
Other receivables	152	272
Inventories	244	603
Income taxes receivable	373	597
Other current assets	505	469
Deferred income tax asset	73	139
Assets held for sale	209	354
Total current assets	5,057	7,441
Long-term investments	129	221
Property, plant and equipment, net	942	2,073
Intangible assets, net	1,424	3,430
Total assets	7,552	13,165
Current
Accounts payable	474	1,064
Accrued liabilities	1,214	1,854
Deferred revenue	580	542
Total current liabilities	2,268	3,460
Long-term debt	1,627	0
Deferred income tax liability	32	245
Total liabilities	3,927	3,705
Capital stock and additional paid-in capital
Preferred shares: authorized unlimited number of non-voting, cumulative, redeemable and retractable
Common shares: authorized unlimited number of non-voting, redeemable, retractable Class A common shares and unlimited number of voting common shares - Issued - 526,551,953 voting common shares (March 2, 2013 - 524,159,844)	2,418	2,431
Treasury stock - March 1, 2014 - 7,659,685 (March 2, 2013 - 9,019,617)	(179)	(234)
Retained earnings	1,394	7,267
Accumulated other comprehensive loss	(8)	(4)
Shareholders' Equity	3,625	9,460
Total liabilities and shareholders' equity	$ 7,552	$ 13,165